LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
LEASE OBLIGATIONS

8.	LEASE OBLIGATIONS

As at December 31, 2024, the Trust had leases for the use of office space, office and other equipment, and ground leases for the land upon which four income-producing properties in Europe and Canada are situated. The Trust recognized these leases as right-of-use assets and recorded related lease liability obligations. During the year ended December 31, 2024, Granite recorded a right-of-use asset and related lease obligation of $1.8 million for office space in Europe.
The present value of future minimum lease payments relating to the right-of-use assets as at December 31, 2024 in aggregate for the next five years and thereafter are as follows:

2025	$945
2026	942
2027	657
2028	441
2029	458
2030 and thereafter	30,944
$34,387
During the year ended December 31, 2024, the Trust recognized $1.6 million (2023 — $1.6 million) of interest expense related to lease obligations (note 12(d)).